Acquisition of the Oriental VIP Room (Tables) (VIP Room [Member])	12 Months Ended
Dec. 31, 2014
VIP Room [Member]
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable [Table Text Block]
The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the Oriental VIP Room Purchase Agreement) shall be released and issued to the Oriental VIP Room Seller as follows:

	Rolling Chip Turnover Target
12 Month Period	For Base Earnout Payments	Base Earnout Cash Payments	Base Earnout Shares	Incremental Earnout Payment
June 30, 2014	$2,500,000,000	$13,000,000	625,000	*
June 30, 2015	$2,500,000,000	$13,000,000	625,000	*
June 30, 2016	$2,500,000,000	$13,000,000	625,000	*

*- For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares. In addition, an aggregate rolling chip turnover of at least $15,000,000,000 for the 36 month period ending June 30, 2016 the Company shall pay an additional $2,500,000 for every $1,000,000,000 of rolling chip turnover in excess of $15,000,000,000 up to a maximum of $12,500,000.

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
As of June 26, 2013, the total estimated purchase price of $57,803,560 consisting of $10,000,000 in cash, and estimated contingent consideration of $47,803,560 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Bad Debt Guarantee	$16,881
Non-Compete agreement	305,927
Profit interest agreement	56,758,004
Goodwill	722,748

Total Estimated Purchase Price	$57,803,560

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of June 26, 2013	$47,803,560
Payment	(10,000,000)
Ordinary Shares Issued	—
Change in Fair Value of Contingent Consideration	(1,298,252)
Foreign Currency Translation Adjustment	22,961
Contingent Consideration as of December 31, 2013	$36,528,269
Payment	(26,000,000)
Ordinary Shares Issued	(3,875,000)
Change in Fair Value of Contingent Consideration	34,741,233
Foreign Currency Translation Adjustment	9,524
Contingent Consideration Payable as of December 31, 2014	$41,404,026

Schedule Of Business Acquisitions By Acquisition Contingent Consideration [Table Text Block]
The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of the Oriental VIP Room:

Years Ended December 31,	Total Contingent Consideration

2015	$13,738,762
2016	27,665,264
$41,404,026

Schedule Of Business Acquisition By Acquisition Income Loss [Table Text Block]
The following is a summary of revenues, expenses and net income of Oriental VIP Room since the effective acquisition date (July 1, 2013) included in the consolidated results of operations for the Company during the year ended December 31, 2013:

Revenues	$9,511,291
Expenses	(10,477,592)
Net Income Attributable To Oriental VIP Room	$(966,301)

Business Acquisition, Pro Forma Information [Table Text Block]
The following pro forma consolidated statements of operations have been prepared assuming that the acquisition of Oriental VIP Room occurred on January 1 of each of the years presented.

	Pro Forma	Pro Forma
	Consolidated	Consolidated
	For the Year	For the Year
	Ended	Ended
	December	December
	31, 2013	31, 2012
Revenue	$242,775,634	$250,471,881
Expenses	242,079,136	188,319,635
Pro Forma Net Income Attributable To Ordinary Shareholders	$696,498	$62,152,246
Pro Forma Net Income Per Share
Basic	$0.01	$1.36
Diluted	$0.01	$1.36
Weighted average shares outstanding
Basic	53,030,405	45,752,743
Diluted	53,210,572	45,752,922